Expense Example - Federated Hermes High Income Bond Fund Inc.	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	548	757	983	1,631	734	969	1,180	1,916	280	557	959	1,883	78	243	422	942	70	221	384	859